CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 123,272	$ 7,948,436	$ 26,774,203
Prepaid expenses and other current assets	251,170	258,046	86,266
Total current assets	374,442	8,206,482	26,860,469
Property and equipment, net	24,908	30,730	11,720
Security deposit	10,455	10,455	10,455
Total assets	409,805	8,247,667	26,882,644
Current liabilities
Accounts payable	1,175,294	742,448	2,941,998
Accrued expenses and other current liabilities	983,460	1,410,293	925,255
Capital lease obligation- short term	3,713	3,322	0
Due to related party		0	26,039
Deferred rent	1,389	1,048	7,797
Total current liabilities	2,163,856	2,157,111	3,901,089
Capital lease obligation- long term	5,087	7,923	0
Derivative liabilities	3,485,437	6,671,524	35,864,881
Total liabilities	$ 5,654,380	$ 8,836,558	39,765,970
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Preferred stock	$ 0	$ 0	0
Common stock	5,469	5,469	5,465
Additional paid-in capital	84,049,919	81,192,630	76,668,966
Accumulated deficit	(89,299,963)	(81,786,990)	(89,557,757)
Total stockholders' deficit	(5,244,575)	(588,891)	(12,883,326)
Total liabilities and stockholders' deficit	$ 409,805	$ 8,247,667	$ 26,882,644